STOCKHOLDERS' EQUITY (Narrative) (Details) $ in Thousands		1 Months Ended					12 Months Ended				13 Months Ended
		Mar. 31, 2021 USD ($)	Apr. 30, 2019 shares	Mar. 31, 2019 shares	Sep. 30, 2018 shares	Feb. 27, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 shares	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Mar. 31, 2021 ₪ / shares	May 21, 2020 USD ($)
Amount authorized for repurchase of ordinary shares | $															$ 25,000
Treasury stock acquired | shares							2,662,125	2,662,125		2,507,314
Percentage of outstanding stock in treasury stock							11.30%			10.70%
Dividend paid | $						$ 5,000	$ 4,918	$ 14,940	$ 15,366		$ 5,000	$ 20,000	$ 20,200
Stcok repurchased by subsidiary, shares | shares								227,828
Stcok repurchased by subsidiary, amount | $	[1]							$ 6,001
Road Track [Member]
Shares Issued during period | shares				373,489	373,489
Shares return due to downward transaction price | shares			300,472		300,472
Subsequent Event [Member]
Dividend paid | $		$ 10,000
Cash dividend declared, value per share | ₪ / shares														₪ 0.48
Dividends payable date														2019-04

[1]	See Note 14A5